Earnings per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Summary of Net Loss and Weighted Average Basic and Diluted Shares Outstanding

The following table summarizes net loss attributable to the Company and the weighted average basic and basic and diluted shares outstanding:

For the Three Months Ended March 31, 2020
Loss before income tax expense	$(7,400,035)
Less: Net loss attributable to non-controlling interests	(2,852,399)
Less: Income tax benefit	1,115,592

Net loss attributable to the Company	$(3,432,044)

Weighted average shares of Class A common stock outstanding — basic and diluted	37,624,829
Loss per share of Class A common stock outstanding — basic and diluted	$(0.09)

The following table summarizes net loss attributable to the Company and the weighted average basic and basic and diluted shares outstanding during the Successor period from July 11, 2019 to December 31, 2019:

July 11, 2019 to December 31, 2019
Loss before income tax expense	$(36,551,665)
Less: Net loss attributable to noncontrolling interests	(15,271,043)
Income tax benefit	4,990,989

Net loss attributable to the Company	$(16,289,633)

Weighted average shares of Class A common stock outstanding — basic and diluted	35,731,220
Loss per share of Class A common stock outstanding — basic and diluted	$(0.46)

Summary of Components of Common Stock Equivalent Shares Excluded from Computation of Diluted Loss per Share

For the three months ended March 31, 2020, the following common stock equivalent shares were excluded from the computation of the diluted loss per share, since their inclusion would have been anti-dilutive:

Post-Merger Repay Units exchangeable for Class A common stock	29,505,623
Dilutive warrants exercisable for Class A common stock	1,925,108
Unvested restricted share awards of Class A common stock	2,905,053

Share equivalents excluded from earnings (loss) per share	34,335,784

For the Successor period, the following common stock equivalent shares were excluded from the computation of the diluted loss per share, since their inclusion would have been anti-dilutive:

Post-Merger Repay Units exchangeable for Class A common stock	21,985,297
Earn-out Post-Merger Repay Units exchangeable for Class A common stock	7,500,000
Dilutive warrants exercisable for Class A common stock	1,816,890
Unvested restricted share awards of Class A common stock	1,731,560

Share equivalents excluded from earnings (loss) per share	33,033,747